Related party transactions	6 Months Ended
Jun. 30, 2023
Related party transactions
Related party transactions

15.   Related party transactions

(i)	Pension scheme – the pension schemes are related parties. For details for all significant transactions during the year, see note 11.
(ii)	Services Agreement between the Company and AGSA. A net charge of $10 million and $19 million has been included in SG&A expenses for the three and six months ended June 30, 2023, respectively (2022: $9 million and $19 million).
(iii)	Earnout Shares – see note 12.
(iv)	Movement in working capital in the three and six months ended June 30, 2023 includes transaction and other costs reimbursed of $nil and $2 million to AGSA (2022: reimbursed to AGSA of $1 million and $12 million reimbursed from AGSA).
(v)	Dividends – see note 14.
(vi)	In the six months ended June 30, 2023, transactions with Trivium Packaging B.V., an associate of AMPSA, were immaterial.

There were no other significant related party transactions in the three and six months ended June 30, 2023.